Fair Valuation of Share-Based Compensation (Tables)	12 Months Ended
Jun. 30, 2022
Schedule Of Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Share-Based Payment Arrangement, Stock Appreciation Right, Activity

	Weighted average fair value of the rights AUD $	2022 No. of shares	Weighted average fair value of the rights AUD $	2021 No. of shares	Weighted average fair value of the rights AUD $	2020 No. of shares
Balance of shares subject to options at beginning of year	8.74	1,611,528	2.46	27,451	2.46	27,451
Rights granted	—	100,000	8.76	1,584,077	—	—
Rights exercised	—	(1,449,677)	—	—	—	—
Rights cancelled	—	—	—	—	—	—

Balance at reporting date	—	261,851	8.74	1,611,528	2.46	27,451

Converted to DCFC Shares	—	326,211	USD10.00	—	—	—

Shadow Equity Plan
Schedule Of Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Share-Based Payment Arrangement, Stock Appreciation Right, Activity
The weighted average fair value for the share appreciation rights under the SEP that were outstanding (including issuances in the year) as at June 30, 2021 and 2020 and at the BCA date (where the entitled was measured) was determined using the following key inputs:

	Group
	Entitlement date (14 January 2022)	June 30, 2021	June 30, 2020
Risk free interest rate	0.05%	0.04%	0.04%
Expected term	0.0 years	0.6 years	1.6 years
Expected volatility	60%	60%	60%
Dividend yield	0.00%	0.00%	0.00%
Indicative share price	$20.94 AUD	$12.13 AUD	$4.44 AUD
Offer value	$3.40 AUD	$3.40 AUD	$4.44 AUD

Loan Funded Share Plan
Schedule Of Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions
The weighted average fair value for share options that were outstanding (including issuances in the year) as at June 30, 2022, 2021 and 2020 are as follows:

	Group
	June 30, 2022	June 30, 2021	June 30, 2020
Risk free interest rate	1.56%	1.59%	2.18%
Expected term	0.5 years	1.5 years	2.5 years
Expected volatility	60%	60%	40%
Dividend yield	0.00%	0.00%	0.00%
Grant value fair value per share	$1.19 AUD	$1.36 AUD	$1.44 AUD
Share price	$3.78 AUD	$3.74 AUD	$2.60 AUD
Aggregate intrinsic value of shares vested and not yet exercised (USD)	$524,983	$2,835,795	$2,605,641

Long Term Incentive Plan
Schedule Of Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions
The weighted average fair value for share options that were outstanding (including issuances in the year) as at June 30, 2022 are as follows:

June 30, 2022
Risk free interest rate	2.68%
Expected term	3
Expected volatility	80%
Dividend yield	0
Grant value fair value per share	$6.17
Share price	$6.17
Aggregate intrinsic value of shares vested and not yet exercised (USD)	0